Consolidated Statements Of Changes In Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (accumulated deficit)	Treasury Stock
Beginning Balance at Dec. 31, 2017	$ 494,051	$ 1,431	$ 242,487	$ 2,643	$ 247,490
Beginning Balance, shares at Dec. 31, 2017		143,162
Net income	98,070				98,070
Other comprehensive income (loss)	(2,148)			(2,148)
Stock-based compensation expenses	20,779		20,779
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,517
Issuance of ordinary shares upon exercise of restricted stock units	(20)	$ 16	(36)
Share repurchase	(34,755)					$ (34,755)
Dividends declared	(43,700)				(43,700)
Ending Balance at Dec. 31, 2018	532,277	$ 1,447	263,230	495	301,860	(34,755)
Ending Balance, shares at Dec. 31, 2018		144,679
Net income	64,398				64,398
Other comprehensive income (loss)	(1,280)			(1,280)
Stock-based compensation expenses	14,591		14,591
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,505
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 15	(37)
Share repurchase	(25,103)					(25,103)
Treasury stock retired (Shares)		(7,074)
Treasury stock retired		$ (71)	(12,574)		(47,213)	59,858
Dividends declared	(48,077)				(48,077)
Ending Balance at Dec. 31, 2019	$ 536,784	$ 1,391	265,210	(785)	270,968
Ending Balance, shares at Dec. 31, 2019	139,110	139,110
Net income	$ 79,746				79,746
Other comprehensive income (loss)	436			436
Stock-based compensation expenses	14,589		14,589
Issuance of ordinary shares upon exercise of restricted stock units, shares		1,564
Issuance of ordinary shares upon exercise of restricted stock units	(22)	$ 16	(38)
Share repurchase	(25,044)					(25,044)
Treasury stock retired (Shares)		(2,506)
Treasury stock retired		$ (25)	(4,629)		(20,390)	$ 25,044
Dividends declared	(48,747)				(48,747)
Ending Balance at Dec. 31, 2020	$ 557,742	$ 1,382	$ 275,132	$ (349)	$ 281,577
Ending Balance, shares at Dec. 31, 2020	138,168	138,168